STAPLED UNITHOLDERS' EQUITY - Director/Trustee Deferred Share Unit Plan - Reconciliation of the changes (Details) - Director/Trustee Deferred Share Unit Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | EquityInstruments	50	44
Granted, Number | EquityInstruments	17	17
Settled, Number | EquityInstruments		(11)
Outstanding, Number, ending balance | EquityInstruments	67	50
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | $ / shares	$ 48.01	$ 46.01
New Grants, Weighted Average Grant Date Fair Value | $ / shares	67.04	55.59
Settled, Weighted Average Grant Date Fair Value | $ / shares		51.57
Outstanding, Weighted Average Grant Date Fair Value, ending balance | $ / shares	$ 52.93	$ 48.01